Financial risk review - Schedule of Macroeconomic Assumptions Used in the Base, Optimistic and Pessimistic Scenarios (Details)	Dec. 31, 2023	Dec. 31, 2022
Base | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.10%	1.90%
ComEx Growth Index (Var.% )	2.50%	7.10%
Base | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.80%	1.70%
ComEx Growth Index (Var.% )	1.40%	3.10%
Base | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.40%	3.60%
ComEx Growth Index (Var.% )	0.20%	8.40%
Base | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.20%	4.80%
ComEx Growth Index (Var.% )	3.60%	5.80%
Base | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.80%	2.60%
ComEx Growth Index (Var.% )	0.20%	5.70%
Base | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.40%	3.50%
ComEx Growth Index (Var.% )	4.70%	5.80%
Base | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.40%	1.90%
ComEx Growth Index (Var.% )	4.90%	6.40%
Base | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.30%	2.90%
ComEx Growth Index (Var.% )	2.70%	4.90%
Upside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.10%	2.90%
ComEx Growth Index (Var.% )	6.00%	10.60%
Upside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.90%	2.80%
ComEx Growth Index (Var.% )	4.90%	6.60%
Upside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.50%	4.70%
ComEx Growth Index (Var.% )	3.20%	11.40%
Upside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	5.40%	6.00%
ComEx Growth Index (Var.% )	7.10%	9.30%
Upside | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.80%	3.60%
ComEx Growth Index (Var.% )	3.20%	8.70%
Upside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.40%	4.50%
ComEx Growth Index (Var.% )	7.70%	8.80%
Upside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.40%	2.90%
ComEx Growth Index (Var.% )	8.90%	10.40%
Upside | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.30%	3.90%
ComEx Growth Index (Var.% )	6.20%	8.40%
Downside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.70%	0.50%
ComEx Growth Index (Var.% )	(1.50%)	3.10%
Downside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.60%	0.50%
ComEx Growth Index (Var.% )	(2.60%)	(0.90%)
Downside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.10%	2.30%
ComEx Growth Index (Var.% )	(3.30%)	4.90%
Downside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.90%	3.50%
ComEx Growth Index (Var.% )	(0.40%)	1.80%
Downside | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.30%	1.10%
ComEx Growth Index (Var.% )	(3.30%)	2.20%
Downside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.20%	2.30%
ComEx Growth Index (Var.% )	1.20%	2.30%
Downside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.20%	0.70%
ComEx Growth Index (Var.% )	0.40%	1.90%
Downside | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.10%	1.70%
ComEx Growth Index (Var.% )	(1.30%)	0.90%